Subsidiaries - Less Than Wholly Owned Subsidiaries of the Company That Have Material Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [Line Items]
Profit Allocated to Noncontrolling Interests	$ 1,172	$ 40	$ 1,141	$ 813
Accumulated Noncontrolling Interests	$ 8,474		$ 6,272		$ 8,470	$ 286
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	71.00%	71.00%	71.00%
Proportion of Voting Rights Held by Noncontrolling Interests	71.00%	71.00%	71.00%
Profit Allocated to Noncontrolling Interests	$ 592		$ 690	551
Accumulated Noncontrolling Interests	$ 4,092		$ 4,069
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	62.00%	62.00%	59.00%
Proportion of Voting Rights Held by Noncontrolling Interests	62.00%	62.00%	59.00%
Profit Allocated to Noncontrolling Interests	$ 431		$ 341	$ 212
Accumulated Noncontrolling Interests	3,513		1,575
Individually immaterial subsidiaries with noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Accumulated Noncontrolling Interests	$ 869		$ 628